PROFUNDS

Supplement dated December 2, 2005

to the Prospectus dated May 1, 2005, as revised October 31, 2005

UltraJapan ProFund

The last sentence of the second paragraph under Principal Risk Considerations on page 33 shall be replaced with the following:

To the extent the Fund is invested in non-U.S. dollar denominated instruments, the Advisor may employ strategies intended to minimize the impact of foreign currency fluctuations. If the Advisor’s strategies do not work as anticipated, the Fund may not achieve its investment objective.

Please keep this information with the Prospectus for future reference.

SUPP1205

PROFUNDS

Supplement dated December 2, 2005

to the Statement of Additional Information dated May 1, 2005, as revised October 31, 2005

The following sentence on page 8 shall be deleted:

The U.S.-traded Nikkei futures and options contracts utilized by UltraJapan ProFund are not sensitive to changes in the dollar/yen exchange rate.

Please keep this information with the SAI for future reference.

SUPP1205